Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Dividends Declared
Distributions—Distributions paid to stockholders and Operating Partnership unit (“OP unit”) holders of record subsequent to March 31, 2021 were as follows (dollars in thousands, excluding per share amounts):

Month	Date of Record	Monthly Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Net Cash Distribution
March	3/19/2021	$0.08499999	4/1/2021	$9,059	$9,059
April	4/19/2021	0.08499999	5/3/2021	9,059	9,059
On April 29, 2021, our Board authorized distributions for May 2021 to the stockholders of record at the close of business on May 17, 2021 equal to a monthly amount of $0.08499999 per share of common stock. OP unit holders will receive distributions at the same rate as common stockholders. We pay distributions to stockholders and OP unit holders based on monthly record dates, and we expect to pay the May 2021 distributions on June 1, 2021.

Distributions—Distributions paid to stockholders and OP unit holders of record subsequent to December 31, 2020 were as follows (in thousands):

Month	Date of Record	Monthly Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested Through the DRIP	Net Cash Distribution
December	12/28/2020	$0.08499999	1/12/2021	$9,001	$2,461	$6,540
January	1/15/2021	$0.08499999	2/1/2021	9,042	2,455	6,587
February	2/15/2021	$0.08499999	3/1/2021	9,051	2,453	6,598